Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000015666
Shareholder Report [Line Items]
Fund Name	Rice Hall James Micro Cap Portfolio
Class Name	Institutional Class Shares
Trading Symbol	RHJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Rice Hall James Micro Cap Portfolio (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rhjfunds.com/how-to-invest/. You can also request this information by contacting us at 1-866-474-5669.
Additional Information Phone Number	1-866-474-5669
Additional Information Website	https://rhjfunds.com/how-to-invest/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rice Hall James Micro Cap Portfolio, Institutional Class Shares	$142	1.25%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Fiscal 2024 was another excellent year for stocks.

During the period, the Russell 3000 Index (USD) and the Russell Microcap Index (USD) increased 37.86% and 35.24%, respectively. Growth outperformed Value on both ends of the market capitalization spectrum. The Nasdaq Composite was the big winner again, returning 40.08%.

While everything went up, the paths higher varied. The Large Cap indices continued to be supported by exceptional returns in a small number of Mega Cap Growth stocks, which led to a smooth and steady ascent. The Small Cap rise was choppier with bursts of extreme gains, followed by periods of volatility and digestion. Nevertheless, we were extremely encouraged by the broader participation in the rally.

The primary driver of the stock market surge was, of course, the long-awaited monetary policy pivot. Stocks darted out of the gate when the Federal Reserve kept interest rates flat in October. The vigor increased in response to several dovish tweaks to the December FOMC statement and projections. Then, when investor confidence began to falter, the central bank rose to the challenge, surprising the market with a dramatic 50 basis point rate cut in September. The aggressive start to the easing cycle alleviated investor angst, and pressed the S&P 500 to a new record high. It also unleashed a more speculative component to the rally that has persisted in November, aided by the Trump win and Republican Congressional sweep.

As we look ahead, the team is mindful that the stock market gains have well outpaced the underlying earnings growth, and wary of the complacency that has crept back into the market. That said, we believe the core foundation behind the rally (and recovery) is sound. We are also especially enthused about the outlook for the broadly-defined Small Cap markets in 2025 and beyond.

Although we were encouraged to see much wider participation in the rally, Small and Micro Cap stocks have underperformed Large Cap stocks in four of the past five years. The team, however, believes that the pieces are now in place for that trend to begin to reverse. After eleven interest rate hikes in 2022 and 2023, the U.S. is on the front-end of a protracted monetary easing cycle that will significantly broaden both the economic and earnings recovery. Because small stocks are starting from a lower base, we are excited about the potential for accelerating earnings growth along with lower relative valuations, which puts the asset class on a very favorable perch for the years ahead.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Micro Cap Portfolio, Institutional Class Shares - $21328	Russell 3000 Index (USD)* - $32298	Russell Microcap Index (USD) - $19159	Russell Microcap Growth Index (TR) (USD) - $16625
Oct/14	$10000	$10000	$10000	$10000
Oct/15	$10011	$10449	$10082	$10424
Oct/16	$10618	$10892	$10237	$9941
Oct/17	$13876	$13504	$13259	$12522
Oct/18	$14686	$14395	$13447	$12658
Oct/19	$14605	$16337	$13008	$11794
Oct/20	$14073	$17995	$13417	$14430
Oct/21	$22651	$25894	$21808	$21025
Oct/22	$19245	$21617	$16946	$14169
Oct/23	$16690	$23429	$14166	$11625
Oct/24	$21328	$32298	$19159	$16625

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Rice Hall James Micro Cap Portfolio, Institutional Class Shares	27.79%	7.87%	7.87%
Russell 3000 Index (USD)*	37.86%	14.60%	12.44%
Russell Microcap Index (USD)	35.24%	8.05%	6.72%
Russell Microcap Growth Index (TR) (USD)	43.01%	7.11%	5.21%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 18,949,372
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$18,949,372	73	$-	35%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Communication Services	0.6%
Materials	0.8%
Energy	2.1%
Short-Term Investment	4.4%
Financials	4.5%
Consumer Staples	5.2%
Consumer Discretionary	12.1%
Information Technology	17.3%
Health Care	26.7%
Industrials	27.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
UFP Technologies	3.0%
LeMaitre Vascular	2.7%
Pennant Group	2.4%
Energy Recovery	2.1%
Federal Agricultural Mortgage, Cl C	2.1%
Green Brick Partners	2.1%
Construction Partners, Cl A	2.0%
CBIZ	1.8%
Vital Farms	1.8%
ADMA Biologics	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-474-5669
Updated Prospectus Web Address	https://rhjfunds.com/how-to-invest/